FINANCIAL RISK MANAGEMENT, Risk of the Insurance Activity and Capital Management (Details) S/ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)
Risk of the insurance activity [Abstract]
Number of people affected in Covid-19 | $	$ 2.5
Capital management [Abstract]
Regulatory capital requirement		S/ 29,741.6	S/ 28,969.3
Regulatory capital exceeds minimum regulatory capital required		S/ 10,294.3	S/ 7,973.9